RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 10:-      RELATED PARTY TRANSACTIONS AND BALANCES

a.
The Company receives certain services from C. Mer, a publicly traded company. Mr. Chaim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2017, 2016 and 2015, the Company paid or accrued $ 12,    $ 11 and $ 11, respectively, with respect to the above mentioned expenses. In 2012 MTS Ltd. engaged with Mer Telecom Ltd., a subsidiary of C. Mer, in a deployment of its mobile financial services ("MFS") solution for a customer in Africa and completed the deployment in 2013. The Company recorded revenues with respect to this agreement in the amount of $ 0, $ 14 and $ 33 in 2017, 2016 and 2015, respectively.

In 2014, the Company engaged with Athena Ltd., a subsidiary of C. Mer, in a deployment of a MFS solution for a customer in Africa in the amount of $ 65. As of December 31, 2015, the solution was completed and delivered and therefore revenue was recognized in 2015.

From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 14.0% of the Company's Ordinary shares as of December 31, 2017. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses (incomes) recognized with respect to the above mentioned services were approximately $ 2, $ 9 and $ 9 for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In each of the years ended December 31, 2017, 2016 and 2015, the Company paid or accrued $ 56 with respect to the above mentioned rent expenses.

Regarding liabilities to related party derived from the Vexigo acquisition, see Note 1d.

b.	Balances and transactions with related parties were as follows:

1.          Balances with related parties:

	December 31,
	2017	2016

Other accounts receivable and prepaid expenses (Note 4)	$10	$10

Other accounts payable and accrued expenses (Note 7)	$12	$1,220

Other accounts payable and accrued expenses (Note 7) (*)	$62	$-

(*)	The Company recorded a compensation provision for two of the Company's officers who terminated their employment during 2017, but who are owed compensation payments payable in 2018

2.          Transactions with related parties:

	Year ended December 31,
	2017	2016	2015

Revenues derived from a related party	$-	$14	$33

Amounts charged by related parties:

Cost of revenues	$33	$36	$37
Operating expenses	197	142	139

	$230	$178	$176